REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Capital [Abstract]
Tangible capital, Actual Amount	$ 76,560	$ 60,183
Tangible capital, Actual Ratio	12.40%	10.00%
Tangible capital for capital adequacy purposes, Amount	9,437	9,247
Tangible capital for capital adequacy purposes, Ratio	1.50%	1.50%
Tangible capital, To be "well-capitalized" under prompt corrective action provisions, Amount	31,457	30,823
Tangible capital, To be "well-capitalized" under prompt corrective action provisions, Ratio	5.00%	5.00%
Core capital, Actual Amount	76,560	60,183
Core capital, Actual Ratio	12.40%	10.00%
Core capital for capital adequacy purposes, Amount	25,166	24,659
Core capital for capital adequacy purposes, Ratio	4.00%	4.00%
Core capital, To be "well-capitalized" under prompt corrective action provisions, Amount	37,749	36,988
Core capital, To be "well-capitalized" under prompt corrective action provisions, Ratio	6.00%	6.00%
Risk-based capital, Actual Amount	78,721	61,622
Risk-based capital, Actual Ratio	25.60%	18.80%
Risk-based capital for capital adequacy purposes, Amount	24,700	26,226
Risk-based capital for capital adequacy purposes, Ratio	8.00%	8.00%
Risk-based capital, To be "well-capitalized" under prompt corrective action provisions, Amount	$ 30,875	$ 32,782
Risk-based capital, To be "well-capitalized" under prompt corrective action provisions, Amount	10.00%	10.00%